ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Advance To Suppliers [Line Items]
Beginning balance	$ 4,254,143	$ 8,897,750
Addition	31,226	311,420
Less: write-off	(4,188,225)	(4,662,795)
Exchange rate effect	(97,144)	(292,232)
Ending balance	0	4,254,143
Discontinued Operations [Member]
Schedule Of Advance To Suppliers [Line Items]
Beginning balance	(4,157,647)
Ending balance	0	(4,157,647)
Continuing Operations [Member]
Schedule Of Advance To Suppliers [Line Items]
Beginning balance	96,496
Ending balance	$ 0	$ 96,496